Condensed Consolidating Financial Statements Narrative (Details) (Parent Company)	Sep. 30, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Subsequent Event
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		100.00%